Statements of Consolidated Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss) for the period		$ (108,443)	$ (114,034)	$ (125,107)
Net loss for the period of discontinued operations		8,392	(15,345)	(28,358)
Net (loss) income for the period of continuing operations		(116,835)	(98,688)	(96,749)
Adjustment to reconcile net income (loss) to cash provided by (used in) operating activities
Intercompany transactions between continuing and discontinued operations	[1]		152	203
Amortization and depreciation		18,523	18,435	14,156
Net loss (income) on disposals		0	1,612	2
Net financial loss (gain)		19,163	8,935	(6,731)
Income tax		371	87	0
Expenses related to share-based payments		5,233	6,043	11,493
Provisions		1,352	270	421
Other non-cash items		(1,402)	(460)	0
Realized foreign exchange gain (loss)		8	(664)	719
Interest (paid) / received	[2]	3,627	1,158	969
Operating cash flows before change in working capital		(69,961)	(63,120)	(75,518)
Decrease (increase) in inventories		0	0	215
Decrease (increase) in trade receivables and other current assets		2,252	(3,187)	(13,091)
Decrease (increase) in subsidies receivables		(6,238)	(5,806)	654
(Decrease) increase in trade payables and other current liabilities		(6,305)	3,247	177
(Decrease) increase in deferred revenues and contract liabilities		59,149	23	(252)
Change in working capital		48,859	(5,723)	(12,297)
Net cash flows provided by (used in) operating activities of continuing operations		(21,103)	(68,843)	(87,815)
Net cash flows provided by (used in) operating activities of discontinued operations		(3,644)	(18,601)	(16,746)
Net cash flows provided by (used in) operating activities		(24,746)	(87,444)	(104,562)
Cash flows from investment activities
Acquisition of intangible assets		0	(10)	(13)
Calyxt's cash and cash equivalents disposed of	[3]	(1,642)	0	0
Acquisition of property, plant and equipment		(1,073)	(2,431)	(18,543)
Net change in non-current financial assets		489	126	(143)
Sale (Acquisition) of current financial assets		(13,363)	0	15,000
Net cash flows provided by (used in) investing activities of continuing operations		(15,589)	(2,315)	(3,699)
Net cash flows provided by (used in) investing activities of discontinued operations		79	(446)	10,979
Cash flows provided by (used in) investment activities		(15,510)	(2,761)	7,279
Cash flows from financing activities
Proceeds from the exercise of Cellectis stock options		0	0	11,601
Increase in share capital of Cellectis after deduction of transaction costs	[4]	67,936	(569)	44,638
Increase in borrowings		29,671	5,750	0
Decrease in borrowings		(5,107)	(1,343)	0
Interest paid on financial debt		(333)	(332)	(368)
Payments on lease debts		(11,084)	(11,011)	(10,641)
Net cash flows provided by financing activities of continuing operations		81,084	(7,505)	45,230
Net cash flows provided by (used in) financing activities of discontinued operations		1,781	8,650	2,294
Net cash flows provided by (used in) financing activities		82,865	1,145	47,525
(Decrease) increase in cash and cash equivalents		42,608	(89,060)	(49,758)
Cash and cash equivalents at the beginning of the year		93,216	185,636	241,148
Effect of exchange rate changes on cash		884	(3,360)	(5,754)
Cash from discontinued operations		0	3,427	13,823
Cash from continuing operations		136,708	89,789	171,813
Cash and cash equivalents at the end of the period		$ 136,708	$ 93,216	$ 185,636

[1]	Net cash flows used in operating activities from continuing and discontinued operations being presented separately, the effect of intercompany transactions between the two categories is presented within the cash flows of each, although these transactions are fully eliminated in the Group’s financial statements
[2]	In line with IAS 7.31, interests (paid) / received are presented separately
[3]	On the date of loss of control, Calyxt’s cash and cash equivalents were derecognized. For better clarity, this impact is presented in investing activities separately from cash flows from discontinued operations
[4]	In line with IAS 32, expenses incurred in 2022 for $0.6 million which qualify for transaction costs related to the “at the market” offering and to the follow-on offering of Cellectis started respectively in January 2023 and February 2023 are deducted from equity as of December 31, 2022